Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Entity Registrant Name	Bloomin' Brands, Inc.
Entity Central Index Key	0001546417
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Mar. 31, 2013
Amendment Flag	false